Prepaid Expenses and Other Current Assets, Net (Details Textual) - USD ($) $ in Thousands	1 Months Ended
	May 20, 2019	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses and Other Current Assets Net (Textual)
Prepayment for share repurchase			$ 10,048
Cancelled ordinary shares	966,136